Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$ 35	[1]	$ 0	[1]
Accumulated benefit obligation	38	[1]	2	[1]
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	35		33
Projected benefit obligation	$ 39		$ 37

[1]	2012 amounts reflect the anticipated settlement of the Netherlands plan liability in fiscal year 2013.